Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplementary Balance Sheet Information [Abstract]
Schedule of cash cash equivalents and deposits
	December 31,
	2 0 1 9	2 0 1 8
	U.S. dollars in
	thousands

Cash	$2,681	$1,389
Cash eqivalents	3,798	1,350
Total cash and cash equivalents	$6,479	$2,739

Short-term bank deposits*	$6,795	$8,714

Long-term bank deposit	$-	$98

*	The average rate of short-term deposits is 2.42 % and 2.92%, as of December 31, 2019 and 2018, respectively.

Schedule of accounts receivable, other
	December 31,
	2 0 1 9	2 0 1 8
	U.S. dollars in
	thousands

Government institutions	$213	$227
Employees	47	19
Interest receivable	70	85
Sundry	247	229
	$577	$560

Schedule of accounts payable and accruals - other
	December 31,
	2 0 1 9	2 0 1 8
	U.S. dollars in
	thousands

Payroll and related expenses	$797	$899
Government institutions	645	218
Accrued vacation pay	91	79
Accrued expenses and sundry	515	305
	$2,048	$1,501